UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Millions	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance	¥ 160		¥ 164
Loan receivables - current, allowance	42		45
Amounts due from related parties current, allowance	63		64
Other current assets, allowance	7		9
Amounts due from related parties, allowance	0		0
Loan receivables, allowance	4		4
Other assets, allowance	¥ 1		¥ 1
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized | shares	80,000,000,000		80,000,000,000
Ordinary shares, shares issued | shares	3,210,392,530		3,210,392,530
Ordinary shares, shares outstanding | shares	3,133,344,410		3,159,046,350
Treasury shares, shares | shares	77,048,120		51,346,180